Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

		$ million
	2019	2018
Cash	6,462	6,148
Term bank deposits	10,296	13,105
Cash equivalents (excluding term bank deposits)	5,714	3,215
	22,472	22,468

Cash and cash equivalents comprise cash in hand; current balances with banks and similar institutions; term deposits of three months or less with banks and similar institutions; money market funds and commercial paper. The carrying amounts of cash and term bank deposits approximate their fair values. Substantially all of the other cash equivalents are categorized within level 1 of the fair value hierarchy.
Cash and cash equivalents at 31 December 2019 includes $1,676 million (2018 $1,350 million) that is restricted. The restricted cash balances include amounts required to cover initial margin on trading exchanges and certain cash balances which are subject to exchange controls.
The group holds $4,678 million (2018 $4,693 million) of cash and cash equivalents outside the UK and it is not expected that any significant tax will arise on repatriation.